OPERATING REVENUE	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
OPERATING REVENUE
OPERATING REVENUE
VEON generates revenue from providing voice, data and other telecommunication services through a range of wireless, fixed and broadband Internet services, as well as selling equipment and accessories. Products and services may be sold separately or in bundled packages.
The effect of initially applying IFRS 15 on the Group’s revenue from contracts with customers is described in Note 25. Due to the transition method chosen in applying IFRS 15, comparative information has not been restated to reflect the new requirements.
Revenue from contracts with customers
The following table provides a breakdown of revenue from contracts with customers by mobile and fixed line for the years ended December 31:

	Mobile			Fixed line			Total revenue
	2018	2017	2016	2018	2017	2016	2018	2017	2016

Russia	4,085	4,053	3,430	569	676	667	4,654	4,729	4,097
Pakistan	1,494	1,525	1,295	—	—	—	1,494	1,525	1,295
Algeria	813	915	1,040	—	—	—	813	915	1,040
Bangladesh	521	574	621	—	—	—	521	574	621
Ukraine	644	581	545	44	41	41	688	622	586
Uzbekistan	313	510	659	2	3	4	315	513	663
HQ	—	—	—	—	—	10	—	—	10
Others	496	530	499	105	66	74	601	596	573

Total segments	8,366	8,688	8,089	720	786	796	9,086	9,474	8,885

Assets and liabilities arising from contracts with customers
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2018	January 1, 2018
Contract balances
Receivables (billed)	673	780
Contract assets (unbilled)	43	18
Contract liabilities	(161)	(157)

Capitalized costs
Customer acquisition costs	83	93

ACCOUNTING POLICIES
The following accounting policies have been applied with effect from January 1, 2018, see Note 25 for further details.
Revenue from contracts with customers
Service revenue
Service revenue includes revenue from airtime charges from contract and prepaid customers, monthly contract fees, interconnect revenue, roaming charges and charges for value added services (“VAS”). VAS includes short messages, multimedia messages, caller number identification, call waiting, data transmission, mobile internet, downloadable content, mobile finance services, machine-to-machine and other services. The content revenue relating to VAS is presented net of related costs when the Company acts as an agent of the content providers and gross when the Company acts as the primary obligor of the transaction.
Revenue for services with a fixed term, including fixed-term tariff plans and monthly subscriptions, is generally recognized over time, on a straight-line basis. For pay-as-you-use plans, in which the customer is charged based on actual usage, revenue is recognized over time, on a usage basis. Some tariff plans allow customers to rollover unused services to the following period. For these tariff plans, revenue is generally recognized over time, on a usage basis.
For contracts which include multiple service components (such as voice, text, data), revenue is allocated based on stand-alone selling price. The stand-alone selling price for these services is determined with reference the price charged per service under a pay-as-you-use plan to similar customers.
Upfront fees, including activation or connection fees, are recognized on a straight-line basis over the contract term. For contracts with an indefinite term (generally prepaid contracts), revenue from upfront fees is recognized over the average customer life.
Revenue from other operators, including interconnect and roaming charges, is recognized based on the price specified in the contract, net of any estimated retrospective volume discounts. Accumulated experience is used to estimate and provide for the discounts.
All service revenue is recognized over time.
Sale of equipment and accessories
Equipment and accessories are usually sold to customers on a stand-alone basis or together with service bundles. Where sold together with service bundles, revenue is allocated pro-rata, based on the stand-alone selling price of the equipment and the service bundle.
Revenue for mobile handsets and accessories is recognized when the equipment is sold to a network customer, or, if sold via an intermediary, when the intermediary has taken control of the device and the intermediary has no remaining right of return. Revenue for fixed-line equipment is not recognized until installation and testing of such equipment are completed and the equipment is accepted by the customer.
All revenue from sale of equipment and accessories is recognized at a point in time.
Contract balances
Receivables and contracts assets mostly relate to amounts due from other operators and postpaid customers. Contract assets, often referred to as ‘Accrued receivables’ are transferred to receivables when the rights become unconditional, which usually occurs when the Group issues an invoice to the customer.
Contract liabilities, often referred to as ‘Deferred revenue’, relate primarily to non-refundable cash received from prepaid customers for fixed-term tariff plans or pay-as-you-use tariff plans. Contract liabilities are presented as ‘Long-term deferred revenue’ and ‘Short-term deferred revenue’ in Note 7. All ‘Short-term deferred revenue’ amounts outstanding at the beginning of the year have been recognized as revenue during the year.
Customer acquisition costs
Certain incremental costs incurred in acquiring a contract with a customer (“customer acquisition costs”), are deferred in the consolidated statement of financial position, within 'Other assets' (see Note 7). Such costs generally relate to commissions paid to third-party dealers and are amortized on a straight-line basis over the average customer life, within ‘Selling, general and administrative expenses’.
The Group applies the practical expedient available for customer acquisition costs for which the amortization would have been shorter than 12 months. Such costs relate primarily to commissions paid to third-party dealers upon top-up of prepaid credit by customers and sale of top-up cards.
SOURCE OF ESTIMATION UNCERTAINTY
Average customer life
Management estimates the average customer life for revenue (such as upfront fees) from contracts with an indefinite term and for customer acquisition costs. The average customer life is calculated based on historical data, specifically churn rates for different customer segments (such as mobile and fixed line, prepaid and postpaid).